Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Balance Sheet - Fair Value	$ (95.5)		$ (75.4)
Income Statement - Net Realized Gain (Loss) on Securities	(43.1)		(98.9)		(58.5)
Designated as Hedging Instruments | Closed Positions | Ineffective Cash Flow Hedge
Derivative [Line Items]
Notional Value	31	[1]	15	[1]	223	[1]
Purpose	Manage interest rate risk
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	0.6		0.3		5.8
Non-hedging Instruments | Closed Positions | Corporate Credit Default Swaps
Derivative [Line Items]
Notional Value	25	[1]	10	[1]	25	[1]
Purpose	Manage credit risk
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	(1.0)		0.5		(0.2)
Non-hedging Instruments | Closed Positions | Interest Rate Swaps
Derivative [Line Items]
Notional Value	0	[1]	350	[1]	0	[1]
Purpose	Manage portfolio duration
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	0		(25.5)		0
Non-hedging Instruments | Assets | Corporate Credit Default Swaps | Fixed maturities
Derivative [Line Items]
Notional Value	0	[1]	25	[1]	35	[1]
Purpose	Manage credit risk
Balance Sheet - Fair Value	0		0.7
Income Statement - Net Realized Gain (Loss) on Securities	0		(0.2)		2.5
Non-hedging Instruments | Liabilities | Interest Rate Swaps | Other Liabilities
Derivative [Line Items]
Notional Value	1,263	[1]	1,263	[1]	713	[1]
Purpose	Manage portfolio duration
Balance Sheet - Fair Value	(95.5)		(76.1)
Income Statement - Net Realized Gain (Loss) on Securities	$ (42.7)		$ (74.0)		$ (66.6)

[1]	The amounts represent the value held at year end for open positions and the maximum amount held during the year for closed positions.